Investment Objectives and Goals - Equity Partners ETF	May 11, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Equity Partners ETF (the “Fund”) is to seek long-term capital appreciation.